Financial Instruments by Category - Schedule of Financial Assets and Receivables and Financial Liabilities at Amortized Cost (Details)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Financial assets measured at amortized cost
Trade and other receivables	$ 9,106,174	$ 1,172,312	$ 12,132,761
Cash and bank balances	42,222,014	5,435,588	3,660,213
Financial assets measured at amortized cost	51,328,188	6,607,900	15,792,974
Financial liabilities measured at amortized cost
Trade and other payables	12,990,458	1,672,368	27,376,032
Bank borrowings	3,845,863	495,110	4,767,829
Lease liabilities	2,390,304	307,723	4,483,821
Convertible promissory notes	13,860,647	1,784,395
Financial liabilities measured at amortized cost	$ 33,087,272	$ 4,259,596	$ 36,627,682